BORROWINGS	9 Months Ended
Sep. 30, 2020
BORROWINGS
BORROWINGS

19.    BORROWINGS

(a)   Short-term borrowings

	2019	2020
	December 31	September 30
	RMB	RMB
Short-term borrowings	8,517,391,989	9,535,886,241
Long-term borrowings—current portion	529,857,922	609,502,227
Total short-term borrowings	9,047,249,911	10,145,388,468

The short-term borrowings outstanding as of December 31, 2019 and September 30, 2020 carried a weighted average interest rate of 4.05% and 3.96% per annum, respectively. Included in the balance of short-term bank borrowings as of September 30, 2020 were borrowings of RMB278,034,798, RMB2,340,822,342 and RMB355,534,524 which are denominated and repayable in EUR, USD and JPY, respectively.

The Group entered into an agreement to sell two solar power plants in Mexico to a Mexican renewable energy company in November 2019. Short-term borrowings of RMB35,591,498 related to these two solar power plants were reclassified as liabilities held for sale as of December 31, 2019.

Details of the Group’s short-term borrowings as of September 30, 2020 are:

Type of loan	As of September 30, 2020	Guarantee/Collateral
Credit loan	1,861,055,912		a)
Letter of credit loan	2,494,501,696		a)
	1,886,453,211	Guaranteed by JinkoSolar Holding	b)
	130,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	18,504,713	Guaranteed by Jinkosolar Holding and shareholders	b)
Guaranteed by subsidiaries of the	260,303,899	Guaranteed by Jiangxi Jinko	b)
Group and/or collateralized on the	762,731,200	Guaranteed by Zhejiang Jinko	b)
Group’s assets	533,642,741	Collateralized on Jiangxi Jinko's Account receivables	c)
	38,000,000	Collateralized on Zhejiang Jinko's Account receivables	c)
	68,418,860	Collateralized on bank deposits of Jinko USA	d)
	74,400,000	Collateralized on the Group’s inventories	e)
	473,357,366	Financings associated with failed sale-leaseback transactions	f)
	1,544,018,870	Guaranteed and collateralized on buildings, equipment and other assets of the Group	g)
Total	10,145,388,468
a)	As of September 30, 2020, the Group had short-term bank borrowings of RMB 1,861,055,912 credit loans, RMB 2,494,501,696 letter of credit loan. The remaining short-term bank borrowings of RMB 5,789,830,860 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB 1,886,453,211 guaranteed by JinkoSolar Holding, RMB130,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB18,504,713 guaranteed by Jinkosolar Holding and shareholders, RMB260,303,899 guaranteed by Jiangxi Jinko, RMB762,731,200 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB533,642,741 collateralized on the account receivables of Jiangxi Jinko, and borrowing of RMB38,000,000 collateralized on the account receivables of Zhejiang Jinko.
d)	Borrowings of RMB68,418,860 collateralized on the bank deposit of Jinko USA.
e)	Borrowings of RMB74,400,000 collateralized on the Group’s inventories.
f)	As of September 30, 2020, the Company recorded financings associated with failed sale-lease back transactions with the amount of RMB 406,234,303 under long-term borrowings, and RMB473,357,366 as current portion (Note 20(b)).
g)	Borrowings of RMB115,000,000 collateralized on the Group’s construction in progress and RMB 1,429,018,870 collateralized on the Group's certain building and equipment, including RMB 985,238,018 which were also collateralized on the Group's certain land use rights, and RMB 151,000,000 were also collateralized on the Group's certain inventory. In addition, included in these borrowings there were borrowings of RMB75,943,950 guaranteed by Jinkosolar Holding, RMB 110,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB 381,000,000 guaranteed by Jiangxi Jinko, RMB 35,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB392,137,018 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB 168,101,000 guaranteed by Jiangxi Jinko and Haining Jinko, RMB 264,400,000 guaranteed by shareholders (Xiande Li).

The net book value of the total collaterialized accounts receivables, land use right, building, equipment, CIP and inventory was RMB 851,038,544, RMB 282,742,943, RMB 1,416,131,855, RMB1,242,858,086, RMB 236,463,030, RMB379,151,619 respectively as of September 30, 2020.

(b)   Long-term borrowings

	2019	2020
	December 31	September 30
	RMB	RMB
Long-term bank borrowings	1,390,440,838	883,140,159
Long-term financings associated with failed sale-leaseback transactions	725,604,249	879,591,669
Other long-term borrowings	—	3,753,002,287
Less: Current portion of long-term borrowings	(241,775,211)	(136,144,861)
Less: Current portion of financings associated with failed sale-leaseback transactions	(288,082,711)	(473,357,366)
Total long-term borrowings	1,586,187,165	4,906,231,888

Future principal repayments on the long-term borrowings are as follows:

Year ended September 30,	RMB
2021	609,502,227
2022	262,089,642
2023	100,094,033
2024	101,450,065
2025	953,666,174
Thereafter	3,488,931,974
Total	5,515,734,115

1)    Long-term bank borrowings

In 2015 and 2016, the Company entered into loan agreements with the Export-Import Bank of China for an aggregate amount of RMB609,283,000, which were repayable from April 2017 to June 2020. As of December 31 2019, balance of these borrowings amounted to RMB69,881,000, which has been repaid in June 2020. The effective interest rate of the borrowings was 3.82% in 2019. The Borrowings were guaranteed by Zhejiang Jinko and JinkoSolar Holding.

In 2016, the Company entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB 87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31 2019, the total outstanding balances amounted to RMB59,631,212, including RMB8,378,198 due on December 31, 2020. As of September 30 2020, the total outstanding balances amounted to RMB53,389,992, including RMB8,723,036 due on September 30, 2021. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB161,839,660.

In 2017, the Company entered into a 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB50,000,000 which was interest free. Guochuang is a government background entity who provided the interest-free loan to the Company to support its daily operations. The borrowing was collateralized on Jiangxi Jinko’s share pledge and has been repaid by September 30, 2020.

In 2017, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD 6,000,000 (RMB41,857,200) . The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding and has been repaid by September 30, 2020.

In 2018, the Company entered into a 7-year loan agreement with a group of lenders including MUFG Bank Mexico, S.A. and BBVA Bancomer. As of December 31, 2019, The Company has drawn down RMB780,163,451 (USD103,248,381 and MXN162,564,059) which is due and payable in March 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB1,043,516,591 as of December 31, 2019 of certain project companies of the Group. As of December 31, 2019, the borrowing was reclassified as held-for-sale liabilities and was sold together with the solar project in Mexico in March 2020 (Note 13).

In 2018, the Company entered into a 14-year loan agreement with Inter-American Development Bank and Nederlandse Financierings-Maatschappij Voor Ontwikkelingslandeen N.V. for an aggregate amount of USD105,185,805(RMB733,797,213). As of December 31, 2019, the Company has drawn down RMB511,273,426 (USD73,288,241), including RMB25,158,813 due on December 31, 2020. As of September 30, 2020, the Company has drawn down RMB485,875,167 (USD71,346,260), including RMB26,290,247 due on September 30, 2021. The interest rate is the aggregate of 5%~9% and LIBOR. The borrowing was pledged by all of the Group’s rights under the loan agreement and all current and future funds deposited in the designated bank account as well as all of the assets and shares with carrying amount of RMB 865,611,399 as of September 30, 2020 of certain project companies of the Group.

In 2018, the Company entered into a 7-year loan agreement with MUFG Bank Mexico, S.A and MUFG Bank Ltd. for an aggregate amount of USD 19,596,403(RMB136,708,427). As of December 31, 2019, the Company has drawn down RMB135,019,993 (USD18,967,411 and MXN7,328,535) which is due and payable in October 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB240,524,789 as of December 31, 2019 of certain project companies of the Group, As of December 31, 2019, the borrowing was reclassified as liabilities held for sale and was sold together with the solar project in Mexico in March 2020 (Note 13).

In 2019, the Company entered into an 8-year loan agreement with China Everbright Bank for a principle amount of RMB372,000,000 with the interest rate of 6.37%, which was repayable from September 2019 to July 2027. As of December 31, 2019, the total outstanding balances amounted to RMB348,750,000, including RMB46,500,000 due on December 31, 2020. As of September 30, 2020, the total outstanding balances amounted to RMB313,875,000, including RMB46,500,000 due on September 30, 2021. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB682,198,403.

In 2019, the Company entered into a 2-year loan agreement with China CITIC Bank for a principle amount of RMB30,000,000 with the interest rate of 8.50%, which was due and payable in August 2021.

2)    Financings associated with failed sale-leaseback transactions

During the nine months ended September 30, 2019 and 2020, the Group sold certain machinery and equipments with total carrying amount of RMB871.2 million and RMB387.5 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB787.0 million and RMB392.4 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Company identified the transactions as financing arrangements and recorded as borrowings. As of September 30, 2020, the Company recorded RMB879,591,669 under long-term borrowings, including RMB473,357,366 as current portion.

3)    Other long-term borrowings

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB850 million had been made by the non-controlling shareholder through September 30, 2020. The Group owns 55% equity interest in Jinko Chuzhou and consolidated such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Company assessed the impact of the above amendments and concluded that these amendments represented an settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB858,872,176 was derecognized, and the new loan liabilities was recorded at fair value of RMB845,754,728, with the difference recorded against additional paid-in-capital.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through September 30, 2020. The Group owns 55% equity interest in Jinko Yiwu and consolidated such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Company assessed the impact of the above amendments and concluded that these amendments represented an settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB788,391,866 was derecognized, and the new loan liabilities was recorded at fair value of RMB817,984,401, with the difference recorded against additional paid-in-capital.

In January 2020, Rui Xu entered into a 5-year loan agreement with a government background company with the principle amount of RMB 40,000,000 with the interest rate of 4.75%. The loan will be due and payable in January 2025.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group owns 55% equity interest in ShangRao Jinko and consolidated such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4.5 billion with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments was accounted as loan liabilities. As of September 30, 2020, the local government has provided borrowing with amount of RMB 2,000,000,000 to Shangrao Jinko with the interest of 4.9%.

In 2020, the Company entered into an 2-year loan agreement with Ping An International Financial Leasing Co., Ltd. for a principle amount of RMB49,263,158 which was repayable from July 2020 to July 2022. As of September 30, 2020, the total outstanding balances amounted to RMB49,263,158, including RMB24,631,578 due on September 30, 2021. The borrowings were guaranteed by Jiangxi Jinko.